Investment Portfolio - July 31, 2026

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 98.6%

Communication Services - 6.7%
Entertainment - 3.6%
Spotify Technology S.A. (United States)*	22,419	$11,208,155
Interactive Media & Services - 3.1%
Tencent Holdings Ltd. (China)	160,890	9,830,859
Total Communication Services		21,039,014
Consumer Discretionary - 5.9%
Automobiles - 1.6%
Ferrari N.V. (Italy)	12,288	4,839,874
Broadline Retail - 3.4%
MercadoLibre, Inc. (Brazil)*	5,655	10,619,807
Household Durables - 0.9%
Persimmon plc (United Kingdom)	195,960	2,941,394
Total Consumer Discretionary		18,401,075
Consumer Staples - 7.0%
Beverages - 3.5%
Remy Cointreau S.A. (France)	196,454	10,973,662
Personal Care Products - 3.5%
L’Oreal S.A. (France)	24,602	10,957,617
Total Consumer Staples		21,931,279
Financials - 16.8%
Banks - 6.9%
FinecoBank Banca Fineco S.p.A. (Italy)	239,246	6,554,592
NU Holdings Ltd. - Class A (Brazil)*	1,049,439	15,038,461
		21,593,053
Capital Markets - 5.6%
Avanza Bank Holding AB (Sweden)	148,840	6,107,810
Deutsche Boerse AG (Germany)	38,376	11,559,512
		17,667,322
Insurance - 4.3%
Admiral Group plc (United Kingdom)	264,679	13,417,237
Total Financials		52,677,612
Health Care - 2.9%
Pharmaceuticals - 2.9%
Sanofi S.A. - ADR (United States)	211,406	9,107,372
Industrials - 27.3%
Aerospace & Defense - 3.6%
BAE Systems plc (United Kingdom)	392,062	11,099,014
Air Freight & Logistics - 1.6%
Deutsche Post AG (Germany)	76,868	5,134,921
Commercial Services & Supplies - 2.4%
Waste Connections, Inc. (United States)	45,234	7,571,267
Machinery - 3.2%
Atlas Copco AB - Class A (Sweden)	465,554	9,837,075
Professional Services - 4.0%
Experian plc (United States)	332,840	12,557,958
Trading Companies & Distributors - 12.5%
Bunzl plc (United Kingdom)	178,356	6,730,643
Diploma plc (United Kingdom)	112,085	11,100,100
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
IMCD N.V. (Netherlands)	87,218	$9,532,540
MonotaRO Co. Ltd. (Japan)	932,100	11,762,357
		39,125,640
Total Industrials		85,325,875
Information Technology - 24.4%
Electronic Equipment, Instruments & Components - 6.7%
Halma plc (United Kingdom)	152,528	7,287,355
Keyence Corp. (Japan)	27,000	13,542,850
		20,830,205
IT Services - 1.5%
Softcat plc (United Kingdom)	180,549	4,737,676
Semiconductors & Semiconductor Equipment - 13.4%
ASML Holding N.V. (Netherlands)	7,630	12,429,270
Infineon Technologies AG - ADR (Germany)	72,200	5,142,806
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	54,502	22,032,433
Tokyo Electron Ltd. (Japan)	7,000	2,340,361
		41,944,870
Software - 2.8%
Constellation Software, Inc. (Canada)	4,044	8,662,904
Total Information Technology		76,175,655
Materials - 5.9%
Chemicals - 3.2%
Air Liquide S.A. (France)	49,981	9,846,683
Paper & Forest Products - 2.7%
West Fraser Timber Co. Ltd. (Canada)	131,814	8,535,917
Total Materials		18,382,600
Utilities - 1.7%
Water Utilities - 1.7%
Cia de Saneamento Basico do Estado
de Sao Paulo SABESP - ADR (Brazil)	995,435	5,425,121
TOTAL COMMON STOCKS
(Identified Cost $266,725,426)		308,465,603

SHORT-TERM INVESTMENT - 1.0%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[1]
(Identified Cost $3,074,632)	3,074,632	3,074,632

TOTAL INVESTMENTS - 99.6%
(Identified Cost $269,800,058)		311,540,235
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,311,105
NET ASSETS - 100%		$312,851,340

Investment Portfolio - July 31, 2026

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1 Rate shown is the current yield as of July 31, 2026.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 18.3%, United States - 12.9% and France - 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$21,039,014	$11,208,155	$9,830,859	$—
Consumer Discretionary	18,401,075	15,459,681	2,941,394	—
Consumer Staples	21,931,279	—	21,931,279	—
Financials	52,677,612	15,038,461	37,639,151	—
Health Care	9,107,372	9,107,372	—	—
Industrials	85,325,875	7,571,267	77,754,608	—
Information Technology	76,175,655	48,267,413	27,908,242	—
Materials	18,382,600	8,535,917	9,846,683	—
Utilities	5,425,121	5,425,121	—	—
Short-Term Investment	3,074,632	3,074,632	—	—
Total assets	$311,540,235	$123,688,019	$187,852,216	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2